Stock-Based Compensation (Details) - Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected dividend	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected volatility	97.57%	91.25%	73.84%
Risk free interest rate	3.78%	2.03%	0.23%
Expected term (in years)	1 year 6 months	2 years	4 years
Maximum [Member]
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected volatility	119.85%	100.74%	93.10%
Risk free interest rate	4.92%	4.04%	1.97%
Expected term (in years)	2 years	2 years 9 months 18 days	10 years